CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (17,389)	$ (25,351)	$ (23,062)
Depreciation and amortization:
Property and equipment	526	737	740
Deferred issuance costs	139	139	150
Accrued interest, premium amortization and currency differences on marketable securities	2,063	(1,515)	(849)
Impairment of marketable securities	2,772	447	97
Increase (decrease) in accrued severance pay	(522)	330	(308)
Compensation related to employee stock option grants	1,086	1,572	1,691
Revaluation (devaluation) of conversion feature embedded in convertible notes	(1)	28	883
Adjustments in the value of Series A convertible notes	(255)	2,914	1,324
Adjustments in the value of Series B convertible notes	(3,621)
Gain from early extinguishment of Series A convertible notes			(2,985)
Gain from the sale of an equity investment	(369)	(1,624)
Increase in other long-term liabilities	20	20	20
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	142	(6,166)	3,362
Decrease (increase) in other current assets	959	(2,052)	2,172
Decrease in trade payables, accrued expenses and other payables	(1,522)	(742)	(934)
Increase (decrease) in deferred income	323	562	(1,416)
Increase in inventories	(899)	(481)	(931)
Net cash used in operating activities	(16,548)	(31,182)	(20,046)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(653)	(557)	(465)
Change in funds in respect of accrued severance pay, net	363	(317)	44
Proceeds from equity investments	369	2,772
Bank deposits, net		4,000	(2,500)
Maturity of marketable securities held to maturity		9,837	29,733
Proceeds from marketable securities available for sale	12,583	7,572	481
Purchase of marketable securities held to maturity			(6,163)
Purchase of marketable securities available for sale	(8,924)	(9,651)	(5,270)
Net cash provided by investing activities	3,738	13,656	15,860
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options granted to employees	15	35	35
Proceeds from issuance of share capital and warrants	660	16,992
Issuance of Series B convertible notes, net of issuance costs	8,010
Early extinguishment of convertible subordinated notes			(2,985)
Net cash provided by (used in) financing activities	8,685	17,027	(2,950)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,125)	(499)	(7,136)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,610	8,109	15,245
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,485	7,610	8,109
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE YEAR FOR:
Interest paid	1,597	1,509	1,545
Advances paid to income tax authorities	$ 16	$ 43	$ 85